Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities	Other current liabilities consisted of the following at:
	December 31,	December 31,
	2025	2024
Withholding tax payable	-	$143,073
Total other current liabilities	$-	$143,073